Statutory and other information - Accumulated accrued benefits (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Accumulated accrued benefits	€ 3.9	€ 3.9	€ 3.9
Michael O'Leary
Disclosure of transactions between related parties [line items]
Accumulated accrued benefits	€ 0.1	€ 0.1	€ 0.1